Organization and Principal Activities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

QDM International Inc. (“QDM,” and collectively with its subsidiaries, the “Company”) was incorporated in Florida in March 2020 and is the successor to 24/7 Kid Doc, Inc. (“24/7 Kid”), which was incorporated in Florida in November 1998. The Company conducts its business through an indirectly wholly owned subsidiary, YeeTah Insurance Consultant Limited, which changed its name to Hong Kong YeeTah Insurance Broker Limited (“YeeTah”) in December 2022, a licensed insurance brokerage company located in Hong Kong, China. YeeTah sells a wide range of insurance products, consisting of two major categories: (1) life and medical insurance, such as individual life insurance; and (2) general insurance, such as automobile insurance, commercial property insurance, liability insurance, homeowner insurance. In addition, as a Mandatory Provident Fund (“MPF”) Intermediary, YeeTah is also licensed to provide its customers with assistance on account opening and related services under the MPF and the Occupational Retirement Schemes Ordinance schemes (“ORSO”) in Hong Kong, both of which are retirement protection schemes set up for employees.

On October 21, 2020, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with QDM Holdings Limited, a BVI company (“QDM BVI”), and Huihe Zheng, the sole shareholder of QDM BVI (the “QDM BVI Shareholder”), who is also the Company’s principal shareholder, Chairman and Chief Executive Officer, to acquire all the issued and outstanding capital stock of QDM BVI in exchange for the issuance to the QDM BVI Shareholder 30,000 shares (900,000 shares before the Reverse Split (as defined below)) of a newly designated Series C Convertible Preferred Stock, par value $0.0001 per share (the “Series C Preferred Stock”), with each Series C Preferred Stock initially being convertible into 11 shares of the Company’s common stock, par value $0.0001 per share, subject to certain adjustments and limitations (the “Share Exchange”). The Share Exchange closed on October 21, 2020.

As a result of the consummation of the Share Exchange, the Company acquired all the issued and outstanding capital stock of QDM BVI and its subsidiaries, QDM Group Limited, a Hong Kong corporation and wholly owned subsidiary of QDM BVI (“QDM HK”) and YeeTah.

The Company was a shell company prior to the reverse acquisition which occurred as a result of the consummation of the transaction contemplated by the Share Exchange Agreement, and QDM BVI was a private operating company. The reverse acquisition by a non-operating public shell company of a private operating company typically results in the owners and management of the private company having actual or effective voting and operating control of the combined company. Therefore, the reverse acquisition is considered a capital transaction in substance. In other words, the transaction is a reverse recapitalization, equivalent to the issuance of stock by the private company for the net monetary assets of the shell company accompanied by a recapitalization. Therefore, the Share Exchange was accounted for as a recapitalization and QDM BVI is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of QDM BVI have been brought forward at their book value and no goodwill has been recognized.

Accordingly, the reverse acquisition has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structures of QDM BVI and its wholly-owned subsidiary QDM HK and the wholly-owned subsidiary of QDM HK, YeeTah, have been retrospectively presented in prior periods as if such structures existed at that time and in accordance with ASC 805-50-45-5.

As a result of the Share Exchange, the Company ceased to be a shell company.

On November 3, 2021, the Company acquired 100% of the issued and outstanding shares of QDMI Software Group Limited (“QDMS”), a company incorporated on February 6, 2020 in Cyprus. The Company acquired QDMS through an intermediary holding company, Lutter Global Limited (“LGL”), which was incorporated on July 29, 2021 in the BVI. Before the acquisition, Huihe Zheng was the sole shareholder of QDMS. As part of the acquisition, Mr. Zheng sold all the shares of QDMS to LGL for a consideration of EUR5,000 in November 2021 and at the same time the sole shareholder of LGL, Mengting Xu, transferred all her shares in LGL to the Company for a consideration of US$1.00. As a result, the Company acquired a 100% ownership of LGL, which, in turn, owned 100% of QDMS. Accordingly, the acquisition was treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structures of QDMS and LGL were retrospectively presented in prior periods as if such structures existed at that time and in accordance with ASC 805-50-45-5. On October 4, 2023, the Company sold QDMS to Mr. Zheng for no consideration. As a result of the disposition, the Company recognized a gain of $33,165.

In 2022, 24/7 Kid was administratively dissolved with the State of Florida.

In March 2023, the Company consummated a public offering of its common stock, par value $0.0001 per share (the “2023 Offering”), in which the Company issued and sold an aggregate of 289,104,000 shares of its common stock at a price of $0.0081 per share to certain investors, generating gross proceeds to the Company of $2,339,937.

On March 28, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Department of State to (i) increase its authorized shares of common stock, par value $0.0001 per share, from 200,000,000 shares to 700,000,000 shares and its authorized shares of preferred stock, par value $0.0001 per share, from 5,000,000 shares to 30,000,000 shares; and (ii) effect a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1 (the “2024 Forward Stock Split”), which became effective as of April 5, 2024. The foregoing amendments were approved by the Company’s board of directors and shareholders holding approximately 60.9% of the voting power of the Company.

As a result of the 2024 Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the 2024 Forward Stock Spilt were split into ten shares of common stock and the total number of issued and outstanding shares of common stock increased from 29,156,393 shares to 291,563,930 shares. The 2024 Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted.

On April 4, 2024, the 2024 Forward Stock Split was approved and announced by the Financial Industry Regulatory Authority with an effective date on April 5, 2024.

On October 4, 2024, we filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to increase our authorized shares of Series B Preferred Stock from 2,000,000 shares to 10,000,000 shares, which became effective as of October 7, 2024. The foregoing amendment was approved by the Board, in accordance with our Articles of Incorporation and the Florida Business Corporation Act.

On October 9, 2024, we entered into the Securities Subscription Agreement with Huihe Zheng, our Chief Executive Officer, President, and Chairman of the Board. Pursuant to the Securities Subscription Agreement, we issued 6,000,000 shares of Series B Preferred Stock to Mr. Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by us to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to us providing for our working capital and general corporate expenses. As a result of the issuance of Series B Preferred Stock to Mr. Zheng, Mr. Zheng beneficially owns 81.0% of the aggregate voting power of us as of the date of this prospectus.

1. Organization and principal activities

QDM International Inc. (“QDM,” and collectively with its subsidiaries, the “Company”) was incorporated in Florida in March 2020 and is the successor to 24/7 Kid Doc, Inc. (“24/7 Kid”), which was incorporated in Florida in November 1998. The Company conducts its business through an indirectly wholly owned subsidiary, YeeTah Insurance Consultant Limited, which changed its name to Hong Kong YeeTah Insurance Broker Limited (“YeeTah”) in December 2022, a licensed insurance brokerage company located in Hong Kong, China. YeeTah sells a wide range of insurance products, consisting of two major categories: (1) life and medical insurance, such as individual life insurance; and (2) general insurance, such as automobile insurance, commercial property insurance, liability insurance, homeowner insurance. In addition, as a Mandatory Provident Fund (“MPF”) Intermediary, YeeTah also assists its customers with their investment through the MPF and the Occupational Retirement Schemes Ordinance schemes (“ORSO”) in Hong Kong, both of which are retirement protection schemes set up for employees.

On October 21, 2020, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with QDM Holdings Limited, a BVI company (“QDM BVI”), and Huihe Zheng, the sole shareholder of QDM BVI (the “QDM BVI Shareholder”), who is also the Company’s principal shareholder, Chairman and Chief Executive Officer, to acquire all the issued and outstanding capital stock of QDM BVI in exchange for the issuance to the QDM BVI Shareholder 30,000 shares (900,000 shares before the Reverse Split (as defined below)) of a newly designated Series C Convertible Preferred Stock, par value $0.0001 per share (the “Series C Preferred Stock”), with each Series C Preferred Stock initially being convertible into 11 shares of the Company’s common stock, par value $0.0001 per share, subject to certain adjustments and limitations (the “Share Exchange”). The Share Exchange closed on October 21, 2020.

As a result of the consummation of the Share Exchange, the Company acquired all the issued and outstanding capital stock of QDM BVI and its subsidiaries, QDM Group Limited, a Hong Kong corporation and wholly owned subsidiary of QDM BVI (“QDM HK”) and YeeTah.

The Company was a shell company prior to the reverse acquisition which occurred as a result of the consummation of the transaction contemplated by the Share Exchange Agreement, and QDM BVI was a private operating company. The reverse acquisition by a non-operating public shell company of a private operating company typically results in the owners and management of the private company having actual or effective voting and operating control of the combined company. Therefore, the reverse acquisition is considered a capital transaction in substance. In other words, the transaction is a reverse recapitalization, equivalent to the issuance of stock by the private company for the net monetary assets of the shell company accompanied by a recapitalization. Therefore, the acquisition was accounted for as a recapitalization and QDM BVI is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of QDM BVI have been brought forward at their book value and no goodwill has been recognized.

Accordingly, the reverse acquisition has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structures of QDM BVI and its wholly-owned subsidiary QDM HK and its wholly-owned subsidiary, YeeTah, have been retrospectively presented in prior periods as if such structures existed at that time and in accordance with ASC 805-50-45-5.

As a result of the Share Exchange, the Company ceased to be a shell company.

On November 3, 2021, the Company acquired 100% of the issued and outstanding shares of QDMI Software Group Limited (“QDMS”), a company incorporated on February 6, 2020 in Cyprus. The Company acquired QDMS through an intermediary holding company, Lutter Global Limited (“LGL”), which was incorporated on July 29, 2021 in the BVI. Before the acquisition, Huihe Zheng was the sole shareholder of QDMS. As part of the acquisition, Mr. Zheng sold all the shares of QDMS to LGL for a consideration of EUR5,000 in November 2021 and at the same time the sole shareholder of LGL, Mengting Xu, transferred all her shares in LGL to the Company for a consideration of US$1.00. As a result, the Company acquired a 100% ownership of LGL, which, in turn, owned 100% of QDMS. Accordingly, the acquisition was treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structures of QDMS and LGL were retrospectively presented in prior periods as if such structures existed at that time and in accordance with ASC 805-50-45-5. On October 4, 2023, the Company sold QDMS to Mr. Zheng for no consideration. As a result of the disposition, the Company recognized a gain of $33,165. In 2022, 24/7 Kid was administratively dissolved with the State of Florida.